Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Amortized Cost	$ 72,654	$ 37,278
Gross Unrealized Gains	2,130	428
Gross Unrealized Losses	(637)	(1,361)
Fair Value	74,147	36,345
Mutual funds
Marketable Securities [Line Items]
Amortized Cost	1,279	1,279
Gross Unrealized Gains	257	158
Gross Unrealized Losses	0	0
Fair Value	1,536	1,437
Government debentures
Marketable Securities [Line Items]
Amortized Cost	10,082	6,069
Gross Unrealized Gains	241	0
Gross Unrealized Losses	(490)	(579)
Fair Value	9,833	5,490
Corporate debentures
Marketable Securities [Line Items]
Amortized Cost	61,293	29,930
Gross Unrealized Gains	1,632	270
Gross Unrealized Losses	(147)	(782)
Fair Value	$ 62,778	$ 29,418